SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment Relating to Continuing Operations
	March 31, 2023	December 31, 2022
Equipment	$183,992	$183,992
Less: accumulated depreciation	$98,295	$90,152
	$85,697	$93,840

	December 31, 2022	December 31, 2021
Equipment of continuing operations	$183,992	$175,283
Less: accumulated depreciation	90,152	58,473
	$93,840	$116,810

Schedule of Intangible Assets relating to continuing operation
	March 31,	December 31,
	2023	2022
Patents	$250,000	$250,000
Licenses	4,270,000	4,270,000
	4,520,000	4,520,000

Less: accumulated amortization	629,184	530,573
	$3,890,816	$3,989,427

	December 31,	December 31,
	2022	2021
Patents	$250,000	$250,000
Licenses	4,270,000	4,270,000
	4,520,000	4,520,000
Less: accumulated amortization	530,573	136,127
	$3,989,427	$4,383,873

Estimated Aggregate Amortization Expense
	2023	2024	2025	2026	2027	2028 and thereafter
Amortization expense	$293,423	$391,230	$391,230	$391,230	$391,230	$2,033,277

	2023	2024	2025	2026	2027	2028 and onwards
Amortization expense	$391,230	$391,230	$391,230	$391,230	$391,230	$2,033,277

Derivative Liabilities Measured at Fair Value on Recurring Basis
	Total	Level 1	Level 2	Level 3
Derivative liabilities	$1,122,981	$-	$-	$1,122,981
Derivative liabilities - Insufficient shares	$2,033,774			$2,033,774
	Total	Level 1	Level 2	Level 3
Derivative liabilities	$1,648,831	$-	$-	$1,648,831

	Total	Level 1	Level 2	Level 3
Derivative liabilities	$1,648,831	$-	$-	$1,648,831